Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
11.
Leases

During the six months ended June 30, 2026, the following changes in the Company's lease liabilities and corresponding right-of-use assets occurred:

On February 10, 2026, the Company completed the acquisition of Reward, as described in Note 4. Reward operates offices in London and Belfast, United Kingdom and Dubai, United Arab Emirates. At the acquisition date, the assumed lease agreements had remaining non-cancellable lease terms ranging from approximately 14 months to 41 months. The Company recorded lease liabilities and corresponding right-of-use assets of approximately $1.1 million in connection with these leases.

On April 29, 2026, the Company entered into a lease agreement for additional office space located at The Tower Space House, 1 Kemble Street, London WC2B 4AN, United Kingdom. The lease has a noncancelable term of 10 years and does not include a renewal option. Under the terms of the lease, no base rent is payable during the first 13 months of the lease term, followed by 24 months at 50% of the contractual base rent. Thereafter, annual base rent is £2.1 million (approximately $2.7 million at June 30, 2026) for the remainder of the lease term. Upon lease commencement, the Company recognized a right-of-use asset and a corresponding lease liability of approximately $9.3 million.

During the six months ended June 30, 2026, the Company completed four business acquisitions, as described in Note 4. One of acquired businesses operates an office in India. At the respective acquisition date, the assumed lease agreement had a remaining term of approximately 9 months. The Company recorded a lease liability and a corresponding right-of-use asset of approximately $0.02 million in connection with this lease.

The components of lease expense were as follows:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Operating lease costs	$1,777	$643
Variable lease costs	3	3
Short-term lease costs	378	62
Total lease costs	$2,158	$708

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,438	$629
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$13,498	$2,887

Supplemental balance sheet information related to leases was as follows:

	June 30, 2026	December 31, 2025
Weighted average remaining lease term in years	8.4	1.7
Weighted average discount rate	9.7%	6.1%

The following table outlines the maturities of the Company's lease liabilities:

At June 30, 2026	Operating leases
Remainder of 2026	$1,172
2027	1,857
2028	2,056
2029	2,350
2030	2,733
Thereafter	14,851
Total lease payments	$25,019
Less imputed interest	9,338
Total	$15,681
Current portion of lease liabilities	1,954
Non current portion of lease liabilities	13,727
Total lease liabilities	$15,681